INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 170,706	$ 170,122
Accumulated Amortization	(157,271)	(150,281)
Net	$ 13,435	$ 19,841
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 110,835	$ 110,310
Accumulated Amortization	(108,888)	(103,897)
Net	$ 1,947	$ 6,413
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(22,953)	(21,665)
Net	$ 10,547	$ 11,835
Patents and other core technology rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 15,100	$ 15,100
Accumulated Amortization	(15,100)	(15,100)
Net
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 7,671	$ 7,612
Accumulated Amortization	(7,547)	(7,009)
Net	$ 124	$ 603
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(1,783)	(1,610)
Net	817	990
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,000	1,000
Accumulated Amortization	(1,000)	(1,000)
Net